Subsequent Events (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended			117 Months Ended
	Feb. 27, 2025 USD ($) $ / shares	Jan. 21, 2025	Mar. 08, 2023 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel m³	Dec. 31, 2023 USD ($) vessel m³	Nov. 30, 2022	Dec. 31, 2024 USD ($) vessel $ / shares m³	Dec. 31, 2023 USD ($) vessel $ / shares m³	Dec. 31, 2022 USD ($) vessel m³	Sep. 20, 2035	Jan. 27, 2025 USD ($) vessel m³	Jan. 25, 2025 vessel
Subsequent Event [Line Items]
Lessee Option to Purchase Underlying Asset								$ 283,500	$ 107,800	$ 61,000
number of newbuildings on order | vessel					5	5		5	5
Carrying amount of bonds					$ 1,065,520	$ 1,076,274		$ 1,065,520	$ 1,076,274
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid								$ 250,000	50,000
Asset Impairment Charges									$ 7,500	$ 44,000
Number of newbuildings on order (partially paid for) | vessel					2			2
number of newbuildings on order | vessel					5	5		5	5
Proceeds from Issuance of Common Stock			$ 215,500
Subsequent Events	Subsequent Events
a)On January 21, 2025, the Company's 50%-owned Exmar LPG Joint Venture took delivery of the Champagny, the first of two 45,000-cubic meter LPG-fueled newbuilding LPG carriers scheduled for delivery to them by HMD in 2025. The vessel concurrently commenced its one-year charter contract (with an option for a second year) with TotalEnergies SE.
b)On January 27, 2025, the Company refinanced the Marvel Swan LNG carrier by selling the vessel to a Lessor for $213.0 million and leasing it back for a period of 7 years. The Company has an option to repurchase the vessel in July 2032 for $145.7 million. The Company used the proceeds from the refinancing to prepay the $160 million term loan associated with the vessel, which was scheduled to mature in 2026.
c)On January 27, 2025, the Company's 50%-owned Exmar LPG Joint Venture entered into an agreement with Avance Gas for the assumption of its shipbuilding contracts for the construction of four 40,000-cubic meter dual-fueled LPG carriers. These vessels are being constructed by Nantong CIMC, with scheduled deliveries in late-2025 and 2026. The Company has a 50% economic ownership interest in these LPG carriers and its proportionate share of the total fully built-up cost is approximately $282.4 million. The Exmar LPG Joint Venture intends to secure long-term debt financing on the vessels prior to their delivery.
d)On February 27, 2025, the Company declared and paid a cash distribution of $1.0005 per common unit, totaling $100.0 million, to its sole common unitholder, Stonepeak.

Common Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid								$ 250,000	$ 50,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares								$ 2.5013	$ 0.5003
Exmar LPG Joint Venture
Subsequent Event [Line Items]
Ownership percentage (in percentage)					50.00%			50.00%
number of newbuildings on order | vessel					6			6		2
Volume of vessels (in cubic meter) | m³					45,000	45,000		45,000	45,000	45,000
number of newbuildings on order | vessel					6			6		2
Ownership percentage (in percentage)					50.00%			50.00%
Minimum
Subsequent Event [Line Items]
Lease terms					5.5	8	eight years				5.5
Maximum
Subsequent Event [Line Items]
Lease terms					8	12					15
Equity Method Investee
Subsequent Event [Line Items]
Long-term purchase commitment, amount								$ 249,200
Subsequent Event
Subsequent Event [Line Items]
Long-term purchase commitment, amount				$ 282,400
Sale Leaseback Transaction, Net Proceeds, Financing Activities				213,000
Lessee Option to Purchase Underlying Asset				$ 145,700
Revenue from Contract with Customer, Duration [Extensible Enumeration]		Short-Term Contract with Customer [Member]
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	$ 100,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares	$ 1.0005
Subsequent Event | Marvel Swan Bridge Loan
Subsequent Event [Line Items]
Carrying amount of bonds												$ 160,000
Subsequent Event | Exmar LPG Joint Venture
Subsequent Event [Line Items]
number of newbuildings on order | vessel													1
Volume of vessels (in cubic meter) | m³												40,000
number of newbuildings on order | vessel													1
Subsequent Event | Exmar LPG Joint Venture | 40,000 CBM
Subsequent Event [Line Items]
number of newbuildings on order | vessel												4
number of newbuildings on order | vessel												4
Subsequent Event | Minimum
Subsequent Event [Line Items]
Lease terms				7